SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

August 21, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Event Driven Equity Fund, a series of BlackRock Large Cap Series Funds, Inc.

Securities Act File No. 333-89389

Investment Company Act File No. 811-09637

Ladies and Gentlemen:

On behalf of BlackRock Large Cap Series Funds, Inc., attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectus and Prospectus for Investor A, Investor C and Institutional Shares of BlackRock Event Driven Equity Fund (the “Fund”) and the Statement of Additional Information of the Fund, each dated January 26, 2018, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on August 1, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

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